Net Fair Value Gains through Profit or Loss - Summary of Net Fair Value Gains/(Losses) through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Stock appreciation rights	¥ (179)	¥ 191	¥ 180
Financial liabilities at fair value through profit or loss	(275)	(48)	(61)
Total	6,183	(7,094)	10,209
Debt securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt (Equity) securities	(1,542)	(918)	766
Equity securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt (Equity) securities	¥ 8,179	¥ (6,319)	¥ 9,324